United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: Quarter ended 03/31/15

Item 1. Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
March 31, 2015 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—82.1%[1]
17,822		Emerging Markets Fixed Income Core Fund	$622,643
619,393		Federated Bank Loan Core Fund	6,274,448
902,462		Federated Clover Small Value Fund, Institutional Shares	22,787,177
1,892,921		Federated Equity Income Fund, Inc., Institutional Shares	45,146,174
304,258		Federated InterContinental Fund, Institutional Shares	15,800,116
1,201,480		Federated Intermediate Corporate Bond Fund, Institutional Shares	11,510,174
373,891		Federated International Leaders Fund, Class R6	12,734,741
3,186,244		Federated International Strategic Value Dividend Fund, Institutional Shares	12,267,039
631,589		Federated Mortgage Core Portfolio	6,328,520
1,878,080		Federated Project and Trade Finance Core Fund	17,616,394
5,757,161		Federated Prudent Bear Fund, Institutional Shares	12,780,898
3,220,243		Federated Strategic Value Dividend Fund, Institutional Shares	18,967,228
957		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,664
378,789		High Yield Bond Portfolio	2,431,826
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $191,712,049)	185,278,042
		CORPORATE BONDS—0.6%
$25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,855
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	64,741
150,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	152,583
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	64,302
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,302
100,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	109,761
100,000		Canadian Natural Resources Ltd., 3.900%, 2/01/2025	101,162
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,568
30,000		Comerica, Inc., 3.800%, 7/22/2026	30,596
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	53,683
50,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 3/15/2025	50,584
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	42,937
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	52,839
40,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	43,555
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/01/2025	70,890
15,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	16,322
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,643
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,965
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	106,473
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	26,812
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	143,410
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,769
90,000		Williams Partners LP, 4.900%, 1/15/2045	84,726
10,000		Williams Partners LP, 5.100%, 9/15/2045	9,680
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	59,179
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,318,379)	1,457,337
		ASSET-BACKED SECURITIES—0.3%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.543%, 12/15/2021	149,849
125,000		Capital One Multi Asset Execution Trust 2014-A4, A, 0.526%, 06/15/2022	125,067
1

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
$250,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 0.904%, 01/18/2022	$251,033
150,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.563%, 03/18/2019	150,045
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $676,172)	675,994
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
50,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048 (IDENTIFIED COST $51,499)	52,221
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047 (IDENTIFIED COST $108,148)	112,542
		EXCHANGE-TRADED FUNDS—5.0%
86,128		iShares Dow Jones U.S. Real Estate Index Fund	6,831,673
257,325	[4]	PowerShares DB Commodity Index Tracking Fund	4,392,538
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,817,351)	11,224,211
		U.S. TREASURY—4.1%
28,786		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	29,299
730,434		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	859,758
1,528,564		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,790,330
294,084		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	296,586
972,719		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	1,014,392
867,160		U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	927,726
1,620,546		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,757,407
723,534		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	724,247
1,258,033		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	1,270,195
498,770		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	508,468
1,000		United States Treasury Bond, 3.000%, 11/15/2044	1,095
50,000		United States Treasury Note, 1.375%, 3/31/2020	50,002
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,080,549)	9,229,505
		REPURCHASE AGREEMENT—7.7%
17,478,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486. (AT COST)	17,478,000
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $233,242,147)[5]	225,507,852
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	141,852
		TOTAL NET ASSETS—100%	$225,649,704
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Long Bond Long Futures	2	$327,750	June 2015	$6,129
[4]United States Ultra Bond Long Futures	11	$1,868,625	June 2015	$50,905
[4]United States Treasury Notes 2-Year Long Futures	19	$4,163,969	June 2015	$2,038
[4]United States Treasury Notes 5-Year Short Futures	4	$480,844	June 2015	$(4,728)
[4]United States Treasury Notes 10-Year Short Futures	26	$3,351,563	June 2015	$(43,363)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$10,981
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,996,242 and $3,067,236, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
2

1	Affiliated holdings.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $247,283, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $247,283, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	At March 31, 2015, the cost of investments for federal tax purposes was $233,308,168. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $7,800,316. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,999,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,800,103.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$152,004,211	$33,273,831	$—	$185,278,042
Debt Securities:
Corporate Bonds	—	1,457,337	—	1,457,337
Asset-Backed Securities	—	675,994	—	675,994
Collateralized Mortgage Obligation	—	52,221	—	52,221
Commercial Mortgage-Backed Security	—	112,542	—	112,542
U.S. Treasury	—	9,229,505	—	9,229,505
Exchange-Traded Funds	11,224,211	—	—	11,224,211
Repurchase Agreement	—	17,478,000	—	17,478,000
TOTAL SECURITIES	$163,228,422	$62,279,430	$—	$225,507,852
OTHER FINANCIAL INSTRUMENTS[2]	$10,981	$—	$—	$10,981
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
4
Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount or Shares		Value
	COMMON STOCKS—23.5%
	Consumer Discretionary—2.0%
171,604	Corus Entertainment, Inc., Class B	$2,606,815
11,495	Garmin Ltd.	546,242
26,753	M.D.C. Holdings, Inc.	762,461
250,651	Regal Entertainment Group	5,724,869
66,432	Six Flags Entertainment Corp.	3,215,973
11,988	Tupperware Brands Corp.	827,412
	TOTAL	13,683,772
	Consumer Staples—3.0%
76,216	Altria Group, Inc.	3,812,324
45,166	ConAgra Foods, Inc.	1,649,914
20,157	Kellogg Co.	1,329,354
87,047	Koninklijke Ahold NV- ADR	1,711,344
67,750	Lorillard, Inc.	4,427,463
46,574	Philip Morris International, Inc.	3,508,419
62,583	Reynolds American, Inc.	4,312,595
	TOTAL	20,751,413
	Energy—2.1%
75,085	BP PLC, ADR	2,936,574
20,723	Kinder Morgan, Inc.	871,609
74,862	Royal Dutch Shell PLC	4,465,518
57,487	Total SA, ADR	2,854,805
48,714	Valero Energy Corp.	3,099,185
	TOTAL	14,227,691
	Financials—3.6%
4,669	Bank of Hawaii Corp.	285,790
16,241	Cincinnati Financial Corp.	865,320
40,007	Digital Realty Trust, Inc.	2,638,862
249,298	Hospitality Properties Trust	8,224,341
36,356	Mercury General Corp.	2,099,559
221,316	Old Republic International Corp.	3,306,461
122,935	Sun Life Financial Services of Canada	3,788,857
42,396	T. Rowe Price Group, Inc.	3,433,228
	TOTAL	24,642,418
	Health Care—3.7%
82,986	AbbVie, Inc.	4,858,001
136,346	GlaxoSmithKline PLC, ADR	6,292,368
44,136	Lilly (Eli) & Co.	3,206,480
88,157	Merck & Co., Inc.	5,067,264
180,038	Pfizer, Inc.	6,263,522
	TOTAL	25,687,635
	Industrials—1.9%
112,788	BAE Systems PLC, ADR	3,491,352
159,583	Donnelley (R.R.) & Sons Co.	3,062,398
26,986	Emerson Electric Co.	1,527,947
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
24,935		Lockheed Martin Corp.	$5,060,808
		TOTAL	13,142,505
		Information Technology—1.9%
124,370		CA, Inc.	4,055,706
28,994		Cisco Systems, Inc.	798,060
41,540		Intel Corp.	1,298,956
38,804		KLA-Tencor Corp.	2,261,885
11,660		Lexmark International, Inc.	493,684
75,719		Microsoft Corp.	3,078,356
24,404		Seagate Technology	1,269,740
		TOTAL	13,256,387
		Telecommunication Services—3.4%
229,284		AT&T, Inc.	7,486,123
86,173		BCE, Inc.	3,650,288
207,230		CenturyLink, Inc.	7,159,797
33,587		Consolidated Communications Holdings, Inc.	685,175
577,575		Frontier Communications Corp.	4,071,904
14,443		Verizon Communications	702,363
		TOTAL	23,755,650
		Utilities—1.9%
13,745		Consolidated Edison Co.	838,445
37,055		Entergy Corp.	2,871,392
42,806		National Grid PLC, ADR	2,765,695
259,702		Northland Power, Inc.	3,549,360
63,236		Southern Co.	2,800,090
		TOTAL	12,824,982
		TOTAL COMMON STOCKS (IDENTIFIED COST $148,070,749)	161,972,453
		PREFERRED STOCKS—14.8%
		Consumer Discretionary—0.8%
140,000	[1,2]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 08/20/2015	5,422,200
		Consumer Staples—0.5%
35,600		Post Holdings, Inc., Conv., Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	3,417,600
		Energy—0.7%
55,444	[3]	SLB, Issued by Barclays Bank PLC, ELN, 10.000%, 06/22/2015	4,658,405
		Financials—0.8%
750		Bank of America, Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	867,750
18,300		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	934,398
3,100		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	3,791,300
		TOTAL	5,593,448
		Health Care—1.2%
4,002		Actavis PLC, Conv. Pfd., 5.500%, 03/01/2018	4,050,024
34,188	[1,2]	CELG, Issued by Royal Bank of Canada, ELN, 10.000%, 06/24/2015	3,936,064
		TOTAL	7,986,088
		Industrials—2.5%
103,000	[1,2]	DAL, Issued By JPMorgan Chase & Co., ELN, 13.190%, 05/19/2015	4,591,740
47,469		Stanley Black & Decker, I, Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	5,565,740
112,351		United Technologies Corp, Conv. Pfd., 7.500%, 08/1/2015, Annual Dividend $3.75	6,914,081
		TOTAL	17,071,561
2

Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Information Technology—2.7%
45,000	[1,2]	AAPL, Issued by Royal Bank of Canada, ELN, 9.500%, 05/29/2015	$5,458,050
450,000		BRCD, Issued by Credit Suisse AG, ELN, 0.000%, 04/29/2015	5,055,750
57,405		LRCX, Issued by Barclays Bank PLC, ELN, 10.000%, 06/22/2015	4,102,161
134,000	[1,2]	MU, Issued by Bank of America Corp., ELN, 0.000%, 05/28/2015	3,715,820
		TOTAL	18,331,781
		Materials—1.9%
101,000		Alcoa, Inc., Conv. Pfd., Series 1, 5.375%, 10/01/2017, Annual Dividend $2.69	4,427,840
153,005		ArcelorMittal, Conv. Bond, Pfd., Series MTUS, 6.000%, 01/15/2016, Annual Dividend $1.50	2,298,135
200,000		NEM, Issued by Credit Suisse AG, ELN, 0.000%, 05/26/2015	4,094,000
107,000		X, Issued by Barclays Bank PLC, ELN, 16.500%, 05/4/2015	2,640,760
		TOTAL	13,460,735
		Utilities—3.7%
67,765		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	3,459,403
100,626		Dominion Resources, Inc., Conv. Pfd., Series A, 6.375%, 07/1/2017, Annual Dividend $3.19	4,870,299
57,866		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	6,316,074
110,943		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	5,397,377
11,695		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	637,728
92,926		Nextera Energy, Inc., Conv. Pfd., 5.799%, 09/01/2016, Annual Dividend $2.90	5,180,625
		TOTAL	25,861,506
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $104,458,217)	101,803,324
		ADJUSTABLE RATE MORTGAGE—0.0%
$16,544		Federal National Mortgage Association, 2.311%, 09/01/2037 (IDENTIFIED COST $16,663)	17,692
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	225,385
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
1,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 Class B, 3.732%, 04/10/2046	1,034,615
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 Class B, 4.934%, 12/10/2044	61,798
620,000		Commercial Mortgage Trust 2014-LC17 Class B, 4.490%, 10/10/2047	676,930
530,624		Federal National Mortgage Association REMIC 2006-117 Class GF, 0.524%, 12/25/2036	530,750
481,637		Federal National Mortgage Association REMIC 2012-1 Class F, 0.624%, 02/25/2042	483,743
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 Class B, 4.740%, 05/10/2045	696,489
980,000		GS Mortgage Securities Trust 2014-GC24 Class B, 4.508%, 09/10/2047	1,073,913
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 Class B, 3.875%, 04/10/2046	616,819
495,000		WF-RBS Commercial Mortgage Trust 2014-C25 Class B, 4.236%, 11/15/2047	530,556
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,503,922)	5,705,613
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25 Class B, 3.618%, 11/25/2045 (IDENTIFIED COST $1,061,233)	1,083,867
		CORPORATE BONDS—17.8%
		Aerospace/Defense—0.1%
450,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	483,142
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	565,998
		Automotive—0.2%
900,000	[1,2]	Metalsa, Series 144A, 4.900%, 04/24/2023	857,250
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$700,000	[1,2]	NEMAK SA, Series 144A, 5.500%, 02/28/2023	$724,500
		TOTAL	1,581,750
		Banking—2.8%
300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	311,625
510,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	508,623
300,000		BBVA Paraguay SA, Series REGS, 9.750%, 02/11/2016	315,479
1,000,000		Banco Bradesco (Cayman), Sub., Series REGS, 5.750%, 03/01/2022	1,035,100
500,000		Banco Davivienda SA, Series REGS, 5.875%, 07/09/2022	515,000
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	122,050
200,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	218,480
600,000		Banco Do Brasil (Cayman), Series REGS, 5.875%, 01/26/2022	591,000
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	552,500
200,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.000%, 02/01/2023	202,082
510,000	[1,2]	Bank of China Ltd., Series 144A, 5.000%, 11/13/2024	540,838
350,000		Bbva Banco Continental, Series REGS, 5.000%, 08/26/2022	373,800
460,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 09/29/2020	536,507
450,000		Caixa Economica Federal, Series REGS, 3.500%, 11/07/2022	402,750
900,000	[1,2]	Corpbanca, Series 144A, 3.875%, 09/22/2019	902,853
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	498,300
950,000	[1,2]	Export Credit Bank of Turkey, Series 144A, 5.000%, 09/23/2021	954,750
500,000	[1,2]	Finansbank AS, Series 144A, 5.150%, 11/01/2017	507,260
450,000	[1,2]	Finansbank AS, Series 144A, 6.250%, 04/30/2019	458,437
400,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	416,960
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	284,537
750,000	[1,2]	Industrial & Commercial Bank of China Ltd., Series 144A, 6.000%, 12/31/2049	783,937
630,000	[1,2]	RSHB Capital SA, Series 144A, 5.100%, 07/25/2018	584,829
500,000		Sibur Securities Ltd., Series REGS, 3.914%, 01/31/2018	457,310
300,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 09/13/2022	309,840
1,100,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	1,082,125
635,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.000%, 06/25/2021	637,222
1,500,000		VTB BANK, Series REGS, 6.250%, 06/30/2035	1,505,400
1,940,000	[1,2]	VTB Capital SA, Series 144A, 6.950%, 10/17/2022	1,616,330
230,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	189,175
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	170,500
720,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 07/09/2020	666,000
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	339,000
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	194,000
200,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.250%, 12/03/2018	204,650
		TOTAL	18,989,249
		Basic Industry - Chemicals—0.2%
400,000		Albemarle Corp., 4.150%, 12/01/2024	415,657
400,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	433,093
285,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	286,996
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	454,974
		TOTAL	1,590,720
		Beverage & Tobacco—0.0%
500,000		Ajecorp BV, Series REGS, 6.500%, 05/14/2022	302,500
		Broadcast Radio & TV—0.2%
125,000		Grupo Televisa S.A., 6.625%, 03/18/2025	156,781
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Broadcast Radio & TV—continued
$680,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	$962,735
		TOTAL	1,119,516
		Building Materials—0.2%
775,000		Cemex SA de C.V., Series REGS, 5.273%, 09/30/2015	780,735
200,000	[1,2]	Cemex SA de C.V.,Series 144A, 6.500%, 12/10/2019	213,000
500,000	[1,2]	Magnesita Refractories Co., Sr. Unsecd. Note, Series 144A, 7.875%, 03/30/2020	445,000
		TOTAL	1,438,735
		Chemicals—0.3%
800,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	882,400
1,096,000		Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	1,004,895
		TOTAL	1,887,295
		Chemicals & Plastics—0.3%
200,000	[1,2]	Elementia SA, Series 144A, 5.500%, 01/15/2025	199,300
475,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 04/25/2044	532,594
900,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	982,125
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 04/25/2044	224,250
200,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 05/21/2020	192,940
		TOTAL	2,131,209
		Communications - Cable & Satellite—0.5%
1,400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	1,470,846
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,727,103
		TOTAL	3,197,949
		Communications - Media & Entertainment—0.6%
1,000,000		CBS Corp., 4.900%, 08/15/2044	1,063,783
1,400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	1,581,906
1,400,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	1,556,475
		TOTAL	4,202,164
		Communications - Telecom Wirelines—0.1%
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	910,270
		Communications Equipment—0.2%
2,296,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	1,276,450
		Conglomerates—0.1%
400,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.000%, 05/29/2049	426,188
		Consumer Cyclical - Automotive—0.1%
1,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	1,089,731
		Consumer Cyclical - Retailers—0.2%
1,000,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	1,105,410
		Consumer Cyclical - Services—0.1%
370,000	[1,2]	Alibaba Group Holding Ltd, Sr. Unsecd. Note, Series 144A, 3.125%, 11/28/2021	373,165
		Consumer Non-Cyclical - Food/Beverage—0.3%
924,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	930,707
1,000,000		Sysco Corp., Sr. Unsecd. Note, 4.500%, 10/02/2044	1,068,777
		TOTAL	1,999,484
		Consumer Non-Cyclical - Tobacco—0.1%
680,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	884,716
		Consumer Products—0.1%
180,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 05/10/2023	173,538
550,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 05/10/2043	542,216
		TOTAL	715,754
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—0.1%
$1,100,000		Pacific Rubiales Energy Corp., Sr. Unsecd. Note, Series REGS, 5.625%, 01/19/2025	$649,770
		Energy - Independent—1.1%
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	107,378
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	170,625
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	220,500
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	477,450
1,050,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,176,525
2,900,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.500%, 01/23/2026	2,962,350
2,240,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series REGS, 5.625%, 01/23/2046	2,284,352
		TOTAL	7,399,180
		Energy - Integrated—0.1%
620,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	666,703
		Energy - Midstream—0.2%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,569,548
		Energy - Oil Field Services—0.2%
1,400,000		Weatherford International Ltd., 7.000%, 03/15/2038	1,329,280
		Farming & Agriculture—0.2%
1,000,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	848,060
300,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 05/24/2023	254,418
		TOTAL	1,102,478
		Finance—0.2%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	322,875
600,000	[1,2]	Mubadala GE Capital, Ltd., Sr. Unsecd. Note, Series 144A, 3.000%, 11/10/2019	601,298
700,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	736,176
		TOTAL	1,660,349
		Financial Institution - Banking—0.9%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	180,886
900,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	913,518
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,962,459
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	856,619
650,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	939,114
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	564,316
475,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	494,850
		TOTAL	5,911,762
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	499,131
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	401,700
		TOTAL	900,831
		Financial Institution - Finance Companies—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	101,900
		Financial Institution - Insurance - P&C—0.2%
800,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	871,105
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	811,855
		TOTAL	1,682,960
		Financial Institution - REIT - Other—0.1%
1,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2025	1,004,789
		Financial Intermediaries—0.4%
400,000		ADIB Capital Invest 1 Ltd, 6.375%, 10/29/2049	419,000
150,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/09/2022	153,188
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Intermediaries—continued
$350,000		Banco Santander, S.A., Series REGS, 4.125%, 11/09/2022	$357,437
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	214,586
200,000		Ooredoo International Finance Ltd., Series REGS, 3.375%, 10/14/2016	206,002
300,000	[1,2]	Trust F/1401, Series 144A, 5.250%, 12/15/2024	323,250
1,000,000		Trust F/1401, Series REGS, 5.250%, 12/15/2024	1,077,500
		TOTAL	2,750,963
		Food Products—0.4%
200,000		Cosan Luxembourg SA, Series REGS, 5.000%, 03/14/2023	178,000
730,000	[1,2]	Gruma SAB de CV, Sr. Unsecd. Note, Series 144A, 4.875%, 12/01/2024	772,887
520,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	561,964
300,000		JBS Finance II Ltd., Sr. Unsecd. Note, Series REGS, 8.250%, 01/29/2018	312,990
700,000		JBS Investments GmbH, Series REGS, 7.750%, 10/28/2020	743,750
		TOTAL	2,569,591
		Forest Products—0.2%
1,000,000		Celulosa Arauco y Constitucion S.A., Unsecd. Note, 4.500%, 08/01/2024	1,027,800
200,000	[1,2]	Klabin Finance SA, Series 144A, 5.250%, 07/16/2024	194,500
		TOTAL	1,222,300
		Government Agency—0.1%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	520,300
		Metals & Mining—1.1%
650,000		Abja Investment Co., 5.950%, 07/31/2024	674,191
611,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	576,738
1,100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	1,186,350
1,000,000		China Hongqiao Group, Series REGS, 7.625%, 06/26/2017	990,347
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	197,408
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	197,408
600,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.500%, 04/22/2020	532,800
600,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.250%, 10/20/2017	639,000
450,000		Metinvest BV, Sr. Unsecd. Note, Series REGS, 8.750%, 02/14/2018	195,345
200,000		Nord Gold NV, Series REGS, 6.375%, 05/07/2018	191,000
1,000,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 04/29/2020	923,750
300,000	[1,2]	Samarco Mineracao SA, Sr. Unsecd. Note, Series 144A, 5.375%, 09/26/2024	282,030
1,200,000		Vale Overseas Ltd., 4.375%, 01/11/2022	1,159,524
		TOTAL	7,745,891
		Oil & Gas—2.4%
400,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/09/2020	186,000
200,000		Afren PLC, Series REGS, 11.500%, 02/01/2016	95,800
1,750,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,863,893
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	322,043
900,000	[1,2]	Gazprom Neft, Series 144A, 6.000%, 11/27/2023	780,750
300,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 04/09/2021	300,600
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	501,000
600,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.400%, 04/30/2023	520,500
225,000		Mie Holdings Corp., Series EMTN, 6.875%, 02/06/2018	145,237
150,000		PEMEX, Company Guarantee, 8.000%, 05/03/2019	180,187
1,200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	1,206,000
1,250,000	[1,2]	Pacific Rubiales, Series 144A, 5.625%, 01/19/2025	738,375
500,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	565,000
1,500,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	1,464,375
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$351,000		Pertamina PT, Note, Series REGS, 5.250%, 05/23/2021	$375,219
1,700,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	1,457,920
2,100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.625%, 05/20/2043	1,711,290
600,000	[1,2]	Petroliam Nasional Berhd, Series 144A, 7.750%, 08/15/2015	614,742
400,000	[1,2]	Petronas Capital Ltd., Sr. Unsecd. Note, Series 144A, 4.500%, 03/18/2045	403,440
500,000	[1,2]	Puma International Financing SA, Series 144A, 6.750%, 02/01/2021	508,750
318,540		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.250%, 07/30/2018	277,448
235,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	255,301
300,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 01/23/2043	294,098
300,000		Thai Oil PCL, Series REGS, 4.875%, 01/23/2043	294,098
1,300,000		Tupras Turkiye Petrol Ra, Series REGS, 4.125%, 05/02/2018	1,305,200
150,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.750%, 04/04/2024	154,500
140,000		YPF Sociedad Anonima, Series REGS, 8.75%, 04/04/2024	144,200
		TOTAL	16,665,966
		Real Estate—0.2%
500,000		China Oversea Fin Ky III, 6.375%, 10/29/2043	551,957
550,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.950%, 11/15/2022	546,581
200,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.000%, 07/21/2020	225,452
300,000		Wanda Properties Oversea, Sr. Unsecd. Note, 4.875%, 11/21/2018	305,843
		TOTAL	1,629,833
		Retailers—0.1%
400,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.250%, 10/10/2021	410,000
		Sovereign—0.2%
400,000	[1,2]	Georgia, Government of, Series 144A, 7.750%, 07/05/2017	414,170
700,000	[1,2]	Qatar, Government of, Series 144A, 6.400%, 01/20/2040	949,550
		TOTAL	1,363,720
		State/Provincial—0.5%
1,100,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	1,157,750
1,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,780,750
900,000		Provincia De Buenos Aires, Series REGS, 9.375%, 09/14/2018	895,500
		TOTAL	3,834,000
		Technology—0.1%
945,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	946,346
		Technology Services—0.1%
400,000	[1,2]	Samsung Electron America, Series 144A, 1.750%, 04/10/2017	403,448
		Telecommunications & Cellular—0.5%
275,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.350%, 05/20/2024	304,219
270,000		Bharti Airtel International Netherlands BV, Series REGs, 5.125%, 03/11/2023	293,159
400,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 09/27/2022	408,380
300,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.500%, 12/29/2049	302,310
450,000	[1,2]	Digicel Ltd., Series 144A, 6.000%, 04/15/2021	428,625
200,000		MTS International Funding Ltd., Series REGS, 8.625%, 06/22/2020	210,516
365,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 06/22/2020	384,191
400,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.250%, 02/21/2023	400,500
675,000	[1,2]	Vimpelcom, Series 144A, 5.950%, 02/13/2023	587,250
		TOTAL	3,319,150
		Transportation—0.2%
300,000	[1,2]	DP World Ltd., Series 144A, 6.850%, 07/02/2037	341,127
540,000	[1,2]	Global Liman Isletmeleri, Sr. Unsecd. Note, Series 144A, 8.125%, 11/14/2021	494,168
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation—continued
$500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/01/2018	$445,020
		TOTAL	1,280,315
		Transportation - Services—0.1%
480,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	487,639
		Utilities—1.0%
200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 06/01/2019	205,000
675,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	719,044
600,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	645,000
330,000	[1,2]	Empresa Electrica Angamo, Series 144A, 4.875%, 05/25/2029	327,607
800,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	974,653
200,000		Hrvatska Electroprivreda, Series REGS, 6.000%, 11/09/2017	211,150
650,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	677,625
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	552,475
500,000		Kuwait Energy Co., Sr. Unsecd. Note, Series REGS, 9.500%, 08/04/2019	433,250
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	257,750
1,500,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	2,019,375
		TOTAL	7,022,929
		TOTAL CORPORATE BONDS (IDENTIFIED COST $121,467,282)	122,423,336
		FOREIGN GOVERNMENTS/AGENCIES—6.5%
		Banking—0.2%
1,365,000		African Export-Import Bank, Series EMTN, 5.750%, 07/27/2016	1,426,507
		Government Agency—0.1%
400,000	[1,2]	Banque Centrale de Tunisie, Series 144A, 5.750%, 01/30/2025	403,500
		Sovereign—6.2%
1,200,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	1,163,400
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	292,500
900,000	[1,2]	Armenia, Government of, Unsecd. Note, Series 144A, 7.150%, 03/26/2025	877,500
1,200,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	1,194,900
400,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 08/01/2023	445,000
450,000		Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	489,375
610,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/19/2044	588,650
200,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	199,000
1,200,000		Brazil, Government of, 4.250%, 01/07/2025	1,176,000
1,200,000		Brazil, Government of, Sr. Unsecd. Note, 2.625%, 01/05/2023	1,078,200
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 01/07/2041	2,035,000
250,000		Chile, Government of, 3.625%, 10/30/2042	245,625
300,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	318,300
800,000	[1,2]	Croatia, Government of, Series 144A, 6.000%, 01/26/2024	885,504
1,200,000		Croatia, Government of, Series REGS, 6.000%, 01/26/2024	1,328,256
700,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 6.250%, 04/27/2017	743,750
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	261,875
400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	413,000
500,000		Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	476,250
700,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 10.500%, 03/24/2020	701,750
300,000		Egypt, Government of, Note, Series REGS, 5.750%, 04/29/2020	316,500
1,210,000		Egypt, Government of, Note, Series REGS, 6.875%, 04/30/2040	1,220,588
205,000		El Salvador, Government , Sr. Unsecd. Note, Series REGS, 5.875%, 01/30/2025	200,644
855,000	[1,2]	El Salvador, Government of, Series 144A, 6.375%, 01/18/2027	855,000
470,000	[1,2]	Federal Republic of Ethiopia, Series 144A, 6.625%, 12/11/2024	456,488
9

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$600,000		Gabonese Republic, Series REGS, 6.375%, 12/12/2024	$562,500
156,000		Hungary, Government of, 4.125%, 02/19/2018	163,082
350,000		Hungary, Government of, 5.750%, 11/22/2023	402,500
1,766,000		Hungary, Government of, 6.375%, 03/29/2021	2,047,500
335,000		Hungary, Government of, Unsecd. Note, 6.250%, 01/29/2020	381,239
480,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	470,400
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	895,000
800,000		Indonesia, Government of, Series REGS, 5.875%, 03/13/2020	905,000
1,000,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	1,028,300
1,800,000	[1,2]	Iraq, Government of, Bond, Series REGS, 5.800%, 01/15/2028	1,503,000
600,000		Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	515,535
400,000	[1,2]	Kenya, Government of, Series 144A, 5.875%, 06/24/2019	411,700
1,455,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 06/24/2024	1,519,384
1,400,000		Mexico, Government of, Note, 6.050%, 01/11/2040	1,729,000
200,000	[1,2]	Mongolia International B, Series 144A, 4.125%, 01/05/2018	182,000
200,000	[1,2]	Pakistan, Government of, Series 144A, 7.250%, 04/15/2019	205,579
400,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	405,500
500,000	[1,2]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	548,750
600,000		Philippines, Government of, 6.375%, 01/15/2032	815,250
200,000		Qatar, Govenrment of, Series REGS, 3.125%, 01/20/2017	207,500
200,000		Republic of Ghana, Series REGS, 7.875%, 08/07/2023	189,624
745,000		Republic of Ghana, Unsecd. Note, Series REGS, 8.500%, 10/04/2017	763,513
600,000	[1,2]	Republic of Ivory Coast, Series 144A, 5.375%, 07/23/2024	567,000
300,000	[1,2]	Republic of Ivory Coast, Unsecd. Note, Series 144A, 6.375%, 03/03/2028	300,750
600,000		Republic of Poland, Sr. Unsecd. Note, 6.375%, 07/15/2019	705,750
90,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 01/22/2024	99,675
1,400,000		Russia, Government of, Series REGS, 5.875%, 09/16/2043	1,359,750
300,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/03/2018	318,000
600,000	[1,2]	Serbia, Government of,, Series 144A, 7.250%, 09/28/2021	691,440
300,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.000%, 01/14/2019	307,500
400,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	413,000
1,700,000		Turkey, Government of, 7.000%, 09/26/2016	1,834,334
1,150,000		Turkey, Government of, Note, 7.375%, 02/05/2025	1,426,920
300,000		United Mexican States, Note, 5.125%, 01/15/2020	336,300
2,650,000		Venezuela, Government of, Series REGS, 7.000%, 03/31/2038	901,000
		TOTAL	43,076,330
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $44,673,495)	44,906,337
		MORTGAGE-BACKED SECURITIES—4.6%
		Federal Home Loan Mortgage Corporation—1.3%
653,778		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	687,926
657,439		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	689,724
1,837,569		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,965,584
1,403,026		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/1/2044	1,499,453
1,978,187		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	2,020,588
16,602		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	17,833
1,300,464		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,391,468
543,936		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	581,829
		TOTAL	8,854,405
10

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—1.0%
$15,312		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	$18,114
7,918		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	9,386
21,270		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	25,010
30,318		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	35,711
1,971,293		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	2,077,866
1,990,041		Government National Mortgage Association Pool MA2520, 3.000%, 30 Year, 01/20/2045	2,052,282
2,485,855		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	2,620,247
		TOTAL	6,838,616
		Federal National Mortgage Association—2.3%
1,664,337		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,848,574
1,808,295		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,863,886
1,464,924		Federal National Mortgage Association Pool AL6225, 3.000%, 15 Year, 01/01/2030	1,537,198
76,389		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	80,384
1,877,845		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,973,424
1,987,015		Federal National Mortgage Association Pool AS4301, 4.000%, 30 Year, 01/01/2045	2,130,021
2,358,082		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	2,423,205
1,611,574		Federal National Mortgage Association Pool AW2446, 3.500%, 30 Year, 05/01/2044	1,694,104
1,955,776		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	2,062,962
		TOTAL	15,613,758
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,941,343)	31,306,779
		U.S. TREASURY—0.1%
622,254		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 07/15/2021 (IDENTIFIED COST $683,165)	652,540
		INVESTMENT COMPANY—26.0%
26,630,460	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $182,358,342)	178,690,383
		REPURCHASE AGREEMENT—3.7%
25,418,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486. (AT COST)	25,418,000
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $664,877,383)[5]	674,205,709
		OTHER ASSETS AND LIABILITIES - NET—2.0%[6]	13,914,575
		TOTAL NET ASSETS—100%	$688,120,284
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
3S&P 500 Long Futures	584	$300,876,800	June 2015	$(1,352,398)
[3]United States Treasury Bond Long Short Futures	30	$4,916,250	June 2015	$(98,466)
[3]United States Treasury Bond Ultra Short Futures	85	$14,439,375	June 2015	$(473,007)
[3]United States Treasury Note 5-Year Short Futures	242	$29,091,047	June 2015	$(26,525)
[3]United States Treasury Note 10-Year Short Futures	135	$17,402,344	June 2015	$(241,916)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,192,312)
The average notional value of long and short futures contracts held by the Fund throughout the period was $230,961,470 and $65,328,750, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
11

At March 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
6/23/2015	JPMorgan	17,304,470 CAD	$13,738,978	$91,250
6/24/2015	Morgan Stanley	7,631,000 EUR	$8,281,085	$66,469
6/24/2015	Bank of America	13,662,000 GBP	$20,408,133	$153,398
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$311,117
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $77,779. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $79,328,127, which represented 11.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $79,328,127, which represented 11.5% of total net assets.
3	Non-income-producing security.
4	Affiliated holding.
5	At March 31, 2015, the cost of investments for federal tax purposes was $665,271,771. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments and (c) futures contracts was $8,933,938. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,233,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,299,174.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of
12

the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
13

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$122,043,495	$—	$—	$122,043,495
International	39,928,958	—	—	39,928,958
Preferred Stocks
Domestic	55,192,511	46,610,813	—	101,803,324
Debt Securities:
Adjustable Rate Mortgages	—	17,692	—	17,692
Asset-Backed Security	—	225,385	—	225,385
Collateralized Mortgage Obligations	—	5,705,613	—	5,705,613
Commercial Mortgage-Backed Security	—	1,083,867	—	1,083,867
Corporate Bonds	—	122,423,336	—	122,423,336
Foreign Governments/Agencies	—	44,906,337	—	44,906,337
Mortgage-Backed Securities	—	31,306,779	—	31,306,779
U.S. Treasury	—	652,540	—	652,540
Investment Company	178,690,383	—	—	178,690,383
Repurchase Agreement	—	25,418,000	—	25,418,000
TOTAL SECURITIES	$395,855,347	$278,350,362	$—	$674,205,709
OTHER FINANCIAL INSTRUMENTS*	$(2,192,312)	$311,117	$—	$(1,881,195)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
14
Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace/Defense—0.9%
$750,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$750,000
525,000		TransDigm, Inc., 5.50%, 10/15/2020	521,062
500,000		TransDigm, Inc., 7.50%, 7/15/2021	540,000
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	828,094
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	404,000
		TOTAL	3,043,156
		Automotive—4.6%
1,275,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	1,326,000
875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	942,813
175,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	199,938
275,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	292,188
1,350,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,280,812
1,275,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,300,358
100,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	103,846
250,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	266,622
950,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	970,187
800,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	872,000
825,000		Lear Corp., 4.75%, 1/15/2023	833,250
625,000		Lear Corp., 5.25%, 1/15/2025	640,625
250,000		Lear Corp., 5.375%, 3/15/2024	260,000
1,275,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	1,369,031
350,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	350,000
400,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	406,000
775,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	840,875
900,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	943,875
200,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	202,000
925,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	920,375
550,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	574,750
1,450,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	1,319,500
		TOTAL	16,215,045
		Building Materials—2.8%
450,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	472,500
1,075,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,091,125
575,000		Anixter International, Inc., 5.125%, 10/1/2021	592,969
450,000		Anixter International, Inc., 5.625%, 5/1/2019	486,000
925,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	941,187
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	258,125
225,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	231,750
675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	717,187
400,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	424,400
1,400,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,505,000
800,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	818,000
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	737,625
575,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	567,813
350,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	373,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$575,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	$587,938
		TOTAL	9,805,244
		Cable Satellite—5.3%
300,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	310,500
600,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	629,250
1,000,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	1,025,000
600,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	619,500
450,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	452,250
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,228,062
350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	370,563
625,000		Charter Communications Holdings II, 5.125%, 2/15/2023	633,594
850,000		Charter Communications Holdings II, 5.75%, 1/15/2024	890,375
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	241,313
2,050,000		DISH DBS Corp., 5.875%, 7/15/2022	2,088,437
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	451,687
675,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	625,219
775,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	717,844
1,150,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,115,500
1,800,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,707,750
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,143,281
425,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	430,844
550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	556,875
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	998,735
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	291,500
600,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	613,500
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	963,000
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	208,060
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	315,375
		TOTAL	18,628,014
		Chemicals—2.4%
850,000		Ashland, Inc., 4.75%, 8/15/2022	867,000
325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	329,062
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	680,062
1,150,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	1,242,000
600,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	595,500
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	532,875
100,000		Georgia Gulf Corp., 4.875%, 5/15/2023	99,625
625,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	575,000
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	685,875
700,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	703,500
725,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	728,625
1,050,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,102,500
250,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	260,000
250,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	267,813
		TOTAL	8,669,437
		Construction Machinery—0.8%
1,175,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,028,125
350,000		United Rentals, Inc., 4.625%, 7/15/2023	354,812
175,000		United Rentals, Inc., 5.75%, 11/15/2024	181,563

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$1,200,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	$1,227,000
175,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	185,938
		TOTAL	2,977,438
		Consumer Cyclical Services—1.7%
650,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	641,875
825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	814,687
1,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,596,000
950,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	958,930
1,184,000		ServiceMaster Co., 7.00%, 8/15/2020	1,263,920
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	290,125
250,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	254,375
333,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	352,980
		TOTAL	6,172,892
		Consumer Products—2.9%
1,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	1,982,812
1,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	878,938
1,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,089,625
875,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	947,187
1,550,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	1,584,875
225,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	242,719
1,075,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,095,156
300,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	321,750
1,125,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,189,687
775,000		Springs Industries, Inc., 6.25%, 6/1/2021	769,188
		TOTAL	10,101,937
		Diversified Manufacturing—1.1%
1,225,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,117,813
1,050,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	942,375
250,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	260,000
240,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	257,400
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,252,562
225,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	237,938
		TOTAL	4,068,088
		Financial Institutions—3.5%
800,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	833,960
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	1,288,625
950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	928,625
625,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	645,313
402,000		Ally Financial, Inc., Sr. Unsecd. Note, 8.00%, 3/15/2020	480,390
475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	510,625
750,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	770,625
850,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	881,875
150,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	158,250
1,625,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,669,687
750,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	748,125
1,050,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,089,375
1,500,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,668,750
725,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	687,844
		TOTAL	12,362,069

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—3.4%
$1,875,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	$1,942,969
1,575,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	1,649,812
450,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	451,125
775,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	780,812
1,875,000		H.J. Heinz Co., 4.25%, 10/15/2020	1,926,094
350,000	[1,2]	H.J. Heinz Co., Series 144A, 4.875%, 2/15/2025	380,187
1,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	1,641,250
1,025,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,100,594
115,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	117,875
75,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	78,844
100,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	102,250
1,625,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	1,710,312
		TOTAL	11,882,124
		Gaming—3.3%
375,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	367,500
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	477,563
500,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	385,000
400,000		Churchill Downs, Inc., 5.375%, 12/15/2021	407,000
625,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	643,750
450,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	467,438
1,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	1,185,187
725,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	776,656
675,000		MGM Resorts International, 6.00%, 3/15/2023	696,937
875,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	931,875
1,425,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	1,425,000
775,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	827,312
425,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	474,938
646,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	683,145
565,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	607,375
1,175,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,257,250
		TOTAL	11,613,926
		Health Care—9.0%
1,075,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,104,563
1,075,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	1,142,187
1,575,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,683,281
725,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	750,375
300,000		Catamaran Corp., 4.75%, 3/15/2021	334,125
1,075,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	1,096,500
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	767,813
650,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	692,250
1,475,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,511,875
600,000		HCA, Inc., 4.75%, 5/1/2023	624,000
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,781,781
675,000		HCA, Inc., Bond, 5.875%, 3/15/2022	747,563
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	536,038
1,125,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	1,183,359
1,050,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,227,187
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	783,906
550,000		Hologic, Inc., 6.25%, 8/1/2020	573,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$1,350,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	$1,407,375
775,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	815,687
1,800,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	1,869,750
775,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	804,063
500,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	525,000
2,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,266,312
400,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	405,000
675,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	690,188
1,525,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,685,125
1,050,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,031,625
725,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	713,219
100,000	[1,2]	Truven Health Analytics, Inc., Sr. Unsecd. Note, Series 144A, 10.625%, 6/1/2020	105,500
775,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	836,031
1,450,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	1,518,875
650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	685,750
		TOTAL	31,899,678
		Independent Energy—5.5%
800,000		Antero Resources Corp., 6.00%, 12/1/2020	804,400
450,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	434,250
275,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	272,938
450,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	438,188
975,000		Approach Resources, Inc., 7.00%, 6/15/2021	877,500
550,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	398,750
200,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	179,250
1,100,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	969,375
1,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,213,187
275,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	187,000
350,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	262,500
75,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	73,500
75,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	73,125
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,417,500
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	253,750
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	179,375
650,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	683,312
700,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	255,500
300,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	105,000
975,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,004,250
325,000		Laredo Petroleum, Inc., 5.625%, 1/15/2022	316,875
225,000		Laredo Petroleum, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2023	225,000
175,000		Laredo Petroleum, Inc., Sr. Unsecd. Note, 7.375%, 5/1/2022	182,656
1,300,000		Legacy Reserves, 6.625%, 12/1/2021	1,033,500
550,000		Linn Energy LLC, 6.50%, 5/15/2019	465,094
325,000		Linn Energy LLC, 6.50%, 9/15/2021	253,500
350,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	280,000
375,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	298,125
750,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	783,750
1,225,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,093,312
250,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	243,750
50,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	49,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	$624,000
200,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	202,000
150,000		Range Resources Corp., 5.00%, 8/15/2022	150,000
300,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	300,000
850,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	833,000
275,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	260,287
175,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	108,500
500,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	312,500
550,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	340,175
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	472,750
450,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	448,313
		TOTAL	19,358,737
		Industrial - Other—1.9%
925,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	952,750
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	913,500
750,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	768,750
1,075,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,080,375
742,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	780,955
1,275,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,338,750
125,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	126,250
725,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	732,250
		TOTAL	6,693,580
		Leisure—1.0%
175,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	186,813
650,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	665,437
225,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	233,438
175,000		Cinemark USA, Inc., 5.125%, 12/15/2022	178,500
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
350,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	360,500
275,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	276,375
425,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	436,156
1,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,135,750
		TOTAL	3,472,969
		Lodging—0.3%
525,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	572,250
600,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	634,500
		TOTAL	1,206,750
		Media Entertainment—7.9%
475,000		AMC Networks, Inc., 7.75%, 7/15/2021	517,750
450,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	450,279
100,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	105,000
675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	709,594
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	291,844
1,175,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,129,469
275,000		Clear Channel Worldwide, 6.50%, 11/15/2022	286,688
1,575,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,665,562
1,100,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,182,500
1,200,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,180,500
1,250,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	1,284,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$775,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	$844,750
250,000		Gannett Co., Inc., 5.125%, 10/15/2019	263,125
950,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,034,312
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	102,250
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	104,875
1,350,000		Gray Television, Inc., 7.50%, 10/1/2020	1,427,625
325,000		Lamar Media Corp., 5.00%, 5/1/2023	333,938
425,000		Lamar Media Corp., 5.875%, 2/1/2022	449,438
200,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	209,500
1,100,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	1,124,750
925,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	964,313
900,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	924,750
725,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	741,312
900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	909,000
1,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,037,500
800,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	768,000
1,450,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,482,625
150,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	148,875
1,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,376,906
300,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	313,500
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	421,000
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	680,062
1,350,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,373,625
750,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	735,000
750,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	756,562
450,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	480,200
		TOTAL	27,811,354
		Metals & Mining—0.4%
250,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	252,813
450,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	457,313
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	101,750
500,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	542,500
		TOTAL	1,354,376
		Midstream—5.7%
725,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	731,652
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	125,851
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	508,750
500,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	515,000
375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, 6.125%, 7/15/2022	397,479
275,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	278,438
550,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	556,875
2,350,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	2,491,000
500,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	506,250
825,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	843,480
750,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	772,500
400,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	396,000
1,250,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	1,376,859
600,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	616,440
425,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	422,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	$358,050
250,000		Regency Energy Partners LP, 4.50%, 11/1/2023	252,500
475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	496,375
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	207,500
875,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	866,250
1,725,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	1,742,250
225,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	225,281
300,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	311,250
750,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	743,437
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	565,125
698,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	753,840
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	281,875
700,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	666,750
50,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	52,250
325,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	335,563
470,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	484,100
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	336,375
50,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	51,750
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	208,000
575,000	[1,2]	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	587,937
		TOTAL	20,065,907
		Oil Field Services—0.4%
825,000		Cgg SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	660,000
950,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	703,000
		TOTAL	1,363,000
		Packaging—5.3%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,182,500
400,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.271%, 12/15/2019	392,000
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	581,469
70,588	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	71,029
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	197,000
400,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	428,000
850,000		Ball Corp., 4.00%, 11/15/2023	833,000
500,000		Ball Corp., 5.00%, 3/15/2022	525,000
1,800,000		Berry Plastics Corp., 5.50%, 5/15/2022	1,851,750
100,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	100,500
325,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	328,250
1,250,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,306,250
1,350,000		Crown Americas LLC, 4.50%, 1/15/2023	1,368,562
200,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	211,750
675,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	763,594
950,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	966,625
150,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	153,360
575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	592,969
1,250,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,295,313
1,700,000		Reynolds Group, 8.25%, 2/15/2021	1,827,500
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	307,500
450,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	460,125
600,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	628,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	$440,938
1,750,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,747,812
		TOTAL	18,561,296
		Paper—0.5%
775,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	767,250
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	639,063
275,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	286,000
		TOTAL	1,692,313
		Pharmaceuticals—2.5%
50,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	50,000
625,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	643,750
875,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	891,406
1,350,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,383,750
975,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,051,781
450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	457,875
1,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,763,629
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	203,250
50,000	[1,2]	VRX Escrow Corp, Series 144A, 5.375%, 3/15/2020	50,625
1,200,000	[1,2]	VRX Escrow Corp, Series 144A, 5.875%, 5/15/2023	1,233,000
1,050,000	[1,2]	VRX Escrow Corp, Series 144A, 6.125%, 4/15/2025	1,090,688
		TOTAL	8,819,754
		Refining—0.4%
525,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	527,625
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	871,250
		TOTAL	1,398,875
		Restaurants—1.3%
1,850,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,926,313
850,000		NPC INTL/OPER CO. A&B, Inc., 10.50%, 1/15/2020	898,875
1,650,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,664,438
		TOTAL	4,489,626
		Retailers—4.1%
1,550,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,553,875
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	905,250
1,250,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,298,437
725,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	764,875
100,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	105,250
675,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	658,125
950,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	959,500
625,000		Limited Brands, Inc., 5.625%, 10/15/2023	696,875
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	690,625
1,450,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	1,497,125
294,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	301,350
275,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	292,875
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,144,875
1,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,210,250
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,210,375
525,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	540,750
325,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	343,688

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$250,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	$268,125
		TOTAL	14,442,225
		Technology—12.7%
175,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	183,531
775,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	672,313
375,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	360,938
975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	897,000
750,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	723,750
1,100,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	913,000
200,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	215,440
750,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	763,125
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	997,500
625,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	628,125
1,000,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	1,030,000
875,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	675,938
950,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	1,016,500
400,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	405,500
1,325,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,426,031
750,000		Emdeon, Inc., 11.00%, 12/31/2019	821,250
1,050,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,099,875
1,350,000		Epicor Software Corp., 8.625%, 5/1/2019	1,417,500
925,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	945,812
244,000		First Data Corp., 11.25%, 1/15/2021	278,160
275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	297,688
2,775,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,000,469
325,000		Flextronics International Ltd., 4.625%, 2/15/2020	342,469
250,000		Flextronics International Ltd., 5.00%, 2/15/2023	263,125
149,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	162,410
550,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	598,125
1,225,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,221,937
250,000		IAC Interactive Corp., 4.875%, 11/30/2018	258,750
1,700,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,719,125
2,425,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	2,410,595
1,225,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	1,258,687
775,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	786,625
300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	304,875
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	481,500
250,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	259,063
850,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	599,250
675,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	688,500
600,000		NCR Corp., 6.375%, 12/15/2023	642,000
500,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	503,125
675,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	685,125
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	183,094
225,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	238,781
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	213,000
1,275,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,294,125
725,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	754,000
375,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	400,781

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$300,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	$304,500
1,675,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	1,779,687
475,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	504,094
1,875,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,938,281
1,400,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,386,000
775,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	797,281
1,100,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,113,062
725,000		Verisign, Inc., 4.625%, 5/1/2023	726,813
1,025,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	1,107,000
		TOTAL	44,695,230
		Transportation Services—0.5%
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,298,437
150,000		Hertz Corp., 5.875%, 10/15/2020	154,875
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	440,938
		TOTAL	1,894,250
		Utility - Electric—1.3%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,466,312
175,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	188,125
425,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	461,338
17,249	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	17,421
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	658,125
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	851,000
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	486,000
500,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	520,000
		TOTAL	4,648,321
		Wireless Communications—3.8%
1,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	1,071,000
825,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	830,672
275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	261,938
1,575,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,585,237
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	232,875
775,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	811,813
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	52,813
1,025,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,074,969
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	78,844
800,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	845,000
1,375,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,268,437
1,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,298,437
525,000		Sprint Corp., 7.125%, 6/15/2024	517,125
1,075,000		Sprint Corp., 7.875%, 9/15/2023	1,101,875
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	332,250
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	929,906
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	394,687
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	282,477
375,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	387,900
		TOTAL	13,358,255
		Wireline Communications—0.6%
225,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	231,525
425,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	455,812

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$600,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	$653,250
300,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	317,250
150,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	158,063
325,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	343,281
		TOTAL	2,159,181
		TOTAL CORPORATE BONDS (IDENTIFIED COST $343,429,893)	344,925,047
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	5,799
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,520)	5,799
		REPURCHASE AGREEMENT—0.9%
$3,321,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486. (AT COST)	3,321,000
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $346,800,413)[7]	348,251,846
		OTHER ASSETS AND LIABILITIES - NET—1.3%[8]	4,560,280
		TOTAL NET ASSETS—100%	$352,812,126
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $157,596,170, which represented 44.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $155,516,811, which represented 44.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013 – 2/9/2015	$843,000	$675,938
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$17,249	$17,421
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 – 1/10/2013	$1,480,656	$1,386,000
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At March 31, 2015, the cost of investments for federal tax purposes was $347,327,318. The net unrealized appreciation of investments for federal tax purposes was $924,528. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,683,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,758,776.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.

■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$344,925,047	$—	$344,925,047
Equity Securities:
Common Stocks
Domestic	—	—	0	0
International	—	—	5,799	5,799
Repurchase Agreement	—	3,321,000	—	3,321,000
TOTAL SECURITIES	$—	$348,246,047	$5,799	$348,251,846
14
Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.0%
		Consumer Discretionary—11.8%
27,800		Accor SA	$1,451,996
2,400	[1]	Amazon.com, Inc.	893,040
20,800		Bloomin Brands, Inc.	506,064
34,086	[1,5]	Cnova NV	214,401
1,000		Ctrip.com International Ltd., ADR	58,620
21,100		D. R. Horton, Inc.	600,928
7,980	[1]	Dave & Buster's Entertainment, Inc.	243,071
2,100	[1]	Dollar General Corp.	158,298
20,000		Hanesbrands, Inc.	670,200
36,646	[1]	Hilton Worldwide Holdings, Inc.	1,085,454
14,400	[1]	LKQ Corp.	368,064
56,630	[1]	La Quinta Holdings, Inc.	1,340,998
5,544	[1]	Metaldyne Performance Group, Inc.	99,903
5,167	[1]	Mohawk Industries, Inc.	959,770
590,000		NagaCorp Limited	390,624
20,000	[1]	One Group Hospitality, Inc./The	100,000
325	[1]	Priceline.com, Inc.	378,349
467,400		Samsonite International SA	1,623,165
16,300		Starbucks Corp.	1,543,610
1,800		Tractor Supply Co.	153,108
5,750		Whirlpool Corp.	1,161,845
24,601	[1]	Yoox SpA	680,368
		TOTAL	14,681,876
		Consumer Staples—2.5%
2,300		CVS Health Corp.	237,383
16,500	[1]	Diplomat Pharmacy, Inc.	570,570
13,900	[1]	Hain Celestial Group, Inc.	890,295
41,631	[1]	Sprouts Farmers Market, Inc.	1,466,660
		TOTAL	3,164,908
		Energy—0.9%
4,948	[1]	Cheniere Energy, Inc.	382,975
21,600		US Silica Holdings, Inc.	769,176
		TOTAL	1,152,151
		Financials—8.9%
67,700		American International Group, Inc.	3,709,283
5,000		BlackRock, Inc.	1,829,200
23,500	[1]	CBRE Group, Inc.	909,685
9,700		Central Pacific Financial Corp.	222,809
10,337		Crown Castle International Corp.	853,216
2,000	[1]	Easterly Government Properties, Inc.	32,100
65,000		EverBank Financial Corp.	1,171,950
7,000		Housing Development Finance Corp. Ltd.	147,160
7,400		JPMorgan Chase & Co.	448,292
9,652		Ryman Hospitality Properties	587,903
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
21,120		Wells Fargo & Co.	$1,148,928
		TOTAL	11,060,526
		Health Care—35.2%
10,500	[1]	Acadia Pharmaceuticals, Inc.	342,195
3,800	[1]	Actavis, Inc.	1,130,956
2,900	[1]	Agios Pharmaceuticals, Inc.	273,470
40,396	[1]	Alkermes, Inc.	2,462,944
22,933	[1]	Amphastar Pharmaceuticals, Inc.	343,078
8,443	[1]	Amsurg Corp.	519,413
97,700	[1,5]	Arena Pharmaceuticals, Inc.	426,949
55,886	[1,4]	BioDelivery Sciences International, Inc.	586,803
5,414	[1]	Biogen, Inc.	2,286,007
12,400	[1]	Catalyst Pharmaceutical Partners, Inc.	53,692
262,225	[1,4]	Corcept Therapeutics, Inc.	1,468,460
65,142	[1,4]	Dexcom, Inc.	4,060,952
238,280	[1,4]	Dyax Corp.	3,992,381
34,400	[1,4]	Dynavax Technologies Corp.	771,592
22,463	[1,4,5]	Egalet Corp.	290,447
48,154	[1,4,5]	ExamWorks Group, Inc.	2,004,170
9,800	[1]	GW Pharmaceuticals PLC, ADR	893,074
17,198	[1]	Galapagos NV	408,157
2,200	[1]	Genfit	81,273
16,548		Gilead Sciences, Inc.	1,623,855
7,485	[1]	HealthEquity, Inc.	187,050
4,248	[1]	IDEXX Laboratories, Inc.	656,231
18,900	[1]	Illumina, Inc.	3,508,596
37,299	[1]	Inovalon Holdings, Inc.	1,126,803
10,700	[1]	MacroGenics, Inc.	335,659
9,500	[1]	Medtronic PLC	740,905
44,611	[1,2,6]	Minerva Neurosciences, Inc.	151,923
87,899	[1]	Nektar Therapeutics	966,889
16,700	[1]	Neovasc, Inc.	150,300
12,537	[1]	NuVasive, Inc.	576,577
22,468	[1]	Otonomy, Inc.	794,468
8,365	[1]	Otonomy, Inc.	295,786
5,900	[1]	Pharmacyclics, Inc.	1,510,105
41,489	[1,4]	Premier, Inc.	1,559,157
248,090	[1,4]	Progenics Pharmaceuticals, Inc.	1,483,578
174,600	[1,4]	Protalix Biotherapeutics, Inc.	310,788
2,360	[1]	Puma Biotechnology, Inc.	557,220
9,500	[1,5]	Repligen Corp.	288,420
4,200	[1]	SAGE Therapeutics, Inc.	210,966
8,900		Shire Ltd.	707,731
2,600		Shire Ltd., ADR	622,154
21,600	[1]	SteadyMed Ltd.	183,600
2,945	[1,2]	SteadyMed Ltd.	21,605
70,760	[1,4]	Threshold Pharmaceuticals, Inc., Class THL	287,286
7,100	[1]	Ultragenyx Pharmaceutical, Inc.	440,839
57,600	[1]	Veeva Systems, Inc.	1,470,528
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
17,100	[1,5]	Versartis, Inc.	$314,127
213,000	[1,4,5]	Zogenix, Inc.	291,810
		TOTAL	43,770,969
		Industrials—8.4%
31,800		Air Lease Corp.	1,200,132
21,804		Allison Transmission Holdings, Inc.	696,420
9,375		American Airlines Group, Inc.	494,812
7,617	[1]	Caesar Stone SDOT Yam Ltd.	462,428
6,600		Danaher Corp.	560,340
14,800		Hexcel Corp.	761,016
17,679		KAR Auction Services, Inc.	670,564
6,321	[1]	Middleby Corp.	648,851
36,875	[1]	RPX Corp.	530,631
1,100		Roper Industries, Inc.	189,200
8,100		Safran SA	566,076
15,900	[1]	Spirit Airlines, Inc.	1,230,024
4,200	[1]	Teledyne Technologies, Inc.	448,266
8,700	[1]	Verisk Analytics, Inc.	621,180
14,687		Wabtec Corp.	1,395,412
		TOTAL	10,475,352
		Information Technology—20.4%
2,700	[1]	Adobe Systems, Inc.	199,638
13,210	[1]	Alibaba Group Holding Ltd., ADR	1,099,600
26,900		Amadeus IT Holding SA	1,153,518
13,850		Avago Technologies Ltd.	1,758,673
13,700	[1,4,5]	Box, Inc.	270,575
31,300	[1,4,5]	ChannelAdvisor Corp.	303,297
7,295	[1]	Check Point Software Technologies Ltd.	597,971
7,200	[1]	CoStar Group, Inc.	1,424,376
13,337	[1]	Cvent, Inc.	373,969
12,055	[1]	Demandware, Inc.	734,150
6,700		FLIR Systems, Inc.	209,576
23,800	[1]	Fleetmatics Group PLC	1,067,430
13,258	[1]	GrubHub, Inc.	601,781
7,000	[1]	LendingClub Corp.	137,550
1,788	[1]	LinkedIn Corp.	446,750
3,507	[1]	Mavenir Systems, Inc.	62,214
32,430	[1]	Microsemi Corp.	1,148,022
16,324	[1,5]	Mobileye NV	686,098
27,400	[1]	NIC, Inc.	484,158
25,350	[1]	NXP Semiconductors NV	2,544,126
5,500	[1]	NetSuite, Inc.	510,180
8,718	[1]	Qorvo, Inc.	694,825
31,300	[1]	RADWARE Ltd.	654,483
15,800	[1]	Salesforce.com, Inc.	1,055,598
17,400	[1]	ServiceNow, Inc.	1,370,772
62,700	[1,4,5]	Textura Corp.	1,704,186
14,200	[1]	Tyler Technologies, Inc.	1,711,526
29,462	[1]	Vantiv, Inc.	1,110,717
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,000	[1]	Workday, Inc.	$1,181,740
1,190	[1]	Zillow Group, Inc.	119,357
		TOTAL	25,416,856
		Materials—6.0%
4,200		Air Products & Chemicals, Inc.	635,376
10,500		Eagle Materials, Inc.	877,380
11,100		LyondellBasell Investment LLC	974,580
17,900		Martin Marietta Materials	2,502,420
4,700		Sherwin-Williams Co.	1,337,150
15,700		Westlake Chemical Corp.	1,129,458
		TOTAL	7,456,364
		Telecommunication Services—0.4%
17,300	[1]	Zayo Group Holdings, Inc.	483,708
		Utilities—0.5%
14,900		ITC Holdings Corp.	557,707
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,504,777)	118,220,417
		WARRANTS—0.2%
		Health Care—0.2%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	56
59,342	[1,6]	BioNano Genomics, Inc., Warrants	47
71,998	[1,4]	Dynavax Technologies Corp., Warrants	53,516
44,611	[1]	Minerva Neurosciences, Inc., Warrants	89,472
128,250	[1,4]	Zogenix, Inc., Warrants	77,848
		TOTAL WARRANTS (IDENTIFIED COST $15,265)	220,939
		CORPORATE BOND—0.1%
		Health Care—0.1%
95,000	[2,3,4]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $95,000)	71,517
		PREFERRED STOCKS—0.2%
		Health Care—0.2%
40,214	[1,2,6]	aTyr Pharma, Inc., Series E	45,000
142,420	[1,2,6]	BioNano Genomics, Inc., Pfd., Series C	159,966
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $270,000)	204,966
		REPURCHASE AGREEMENTS—6.2%
4,780,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486.	4,780,000
2,948,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486 (purchased with proceed from securities lending collateral).	2,948,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	7,728,000
		TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $81,613,042)[7]	126,445,839
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[8]	(2,142,958)
		TOTAL NET ASSETS—100%	$124,302,881
4

At March 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
4/1/2015	16,084 Euro	$17,414	$119
4/2/2015	69,595 Euro	$74,808	$(24)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$95
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $16 and $97, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $490,045, which represented 0.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $71,517, which represented 0.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/2015	$45,000	$45,000
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$200,000	$200,000
Minerva Neurosciences, Inc.	3/13/2015	$214,579	$151,923
SteadyMed Ltd.	1/26/2015	$25,000	$21,605
4	Affiliated companies.
Transactions involving affiliated companies during the period ended March 31, 2015, were as follows:
Affiliates	Balance of Shares Held 12/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2015	Value	Dividend Income
BioDelivery Sciences International, Inc.	75,930	—	(20,044)	55,886	$586,803	$—
Box, Inc.	—	14,100	(400)	13,700	270,575
ChannelAdvisor Corp.	33,687	—	(2,387)	31,300	303,297	—
Corcept Therapeutics, Inc.	244,838	17,387	—	262,225	1,468,460	—
Corcept Therapeutics, Inc., Warrants	17,387	—	(17,387)	—	—	—
Dexcom, Inc.	73,715	—	(8,573)	65,142	4,060,952	—
Dyax Corp.	251,400	—	(13,120)	238,280	3,992,381	—
Dynavax Technologies Corp.	37,200	—	(2,800)	34,400	771,592	—
Dynavax Technologies Corp., Warrants	71,998	—	—	71,998	53,516	—
Egalet Corp.	23,100	—	(637)	22,463	290,447	—
ExamWorks Group, Inc.	48,727	—	(573)	48,154	2,004,170	—
Premier, Inc.	41,900	—	(411)	41,489	1,559,157	—
Progenics Pharmaceuticals, Inc.	248,090	—	—	248,090	1,483,578	—
Protalix Biotherapeutics, Inc.	178,172	—	(3,572)	174,600	310,788	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	95,000	—	—	95,000	71,517	—
Textura Corp.	64,200	—	(1,500)	62,700	1,704,186	—
Threshold Pharmaceuticals, Inc., Class THL	71,007	—	(247)	70,760	287,286	—
Zogenix, Inc.	470,424	—	(257,424)	213,000	291,810	—
Zogenix, Inc., Warrants	128,250	—	—	128,250	77,848	—
TOTAL OF AFFILIATED COMPANIES	2,175,025	31,487	(329,075)	1,877,437	$19,588,363	$—
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5

As of March 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$2,791,409	$2,948,000
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	At March 31, 2015, the cost of investments for federal tax purposes was $81,613,042. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and b) outstanding foreign currency commitments was $44,872,843. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,658,085 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,785,242.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
6

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$15,502,817	$7,210,068	$—	$22,712,885
Domestic	95,334,004[1]	21,605	151,923	95,507,532
Warrants	—	220,892	47	220,939
Debt Securities:
Corporate Bonds	—	71,517	—	71,517
Preferred Stocks	—	—	204,966	204,966
Repurchase Agreements	—	7,728,000	—	7,728,000
TOTAL SECURITIES	$110,836,821	$15,252,082	$356,936	$126,445,839
OTHER FINANCIAL INSTRUMENTS[2]	$95	$—	$—	$95
1	Includes $250,925 of a common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Prime Money Fund II
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.2%
		Finance - Automotive—1.2%
$545,971	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	$545,971
468,311	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	468,311
500,000	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	500,000
		TOTAL ASSET-BACKED SECURITIES	1,514,282
		BANK NOTE—2.4%
		Finance - Banking—2.4%
3,000,000		Bank of America N.A., 0.270%, 7/1/2015	3,000,000
		CERTIFICATES OF DEPOSIT—13.5%
		Finance - Banking—13.5%
2,000,000		BNP Paribas SA, 0.230%, 4/15/2015	2,000,000
1,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	999,994
3,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 6/2/2015	3,000,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.230%, 4/8/2015	2,000,000
3,000,000		Mizuho Bank Ltd., 0.250%, 5/28/2015	3,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.260%, 5/20/2015	4,000,000
2,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	16,999,994
		COMMERCIAL PAPER—33.3%[3]
		Aerospace/Auto—0.3%
400,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.550%, 5/6/2015	399,786
		Electric Power—0.2%
250,000		Virginia Electric & Power Co., 0.540%, 5/7/2015	249,865
		Electrical Equipment—0.4%
500,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.500%, 4/21/2015	499,861
		Finance - Banking—18.2%
2,000,000	[1,2]	ASB Finance Ltd., 0.220%, 4/27/2015	1,999,682
500,000		HSBC USA, Inc., 0.310%, 8/19/2015	499,397
5,000,000		ING (U.S.) Funding LLC, 0.240%—0.250%, 5/15/2015 - 6/4/2015	4,998,231
3,000,000	[1,2]	J.P. Morgan Securities LLC, 0.331%—0.401%, 7/17/2015 - 9/29/2015	2,994,997
1,500,000	[1,2]	Manhattan Asset Funding Company LLC, 0.280%, 7/1/2015	1,498,938
4,000,000	[1,2]	Nationwide Building Society, 0.220%, 4/14/2015 - 4/22/2015	3,999,585
2,000,000	[1,2]	Societe Generale, Paris, 0.250%, 6/16/2015	1,998,945
5,000,000		Standard Chartered Bank PLC, 0.250%, 5/20/2015 - 6/18/2015	4,998,097
		TOTAL	22,987,872
		Finance - Commercial—5.5%
5,000,000	[1,2]	Alpine Securitization Corp., 0.180%—0.220%, 4/21/2015 - 5/15/2015	4,999,162
2,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 6/23/2015	1,998,940
		TOTAL	6,998,102
		Finance - Retail—5.1%
2,000,000	[1,2]	CAFCO, LLC, 0.240%, 5/5/2015	1,999,547
1,400,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 6/8/2015	1,399,286
3,000,000	[1,2]	Starbird Funding Corp., 0.260%, 7/8/2015	2,997,876
		TOTAL	6,396,709
		Food & Beverage—0.5%
645,000	[1,2]	General Mills, Inc., 0.480%, 4/24/2015	644,802
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Oil & Oil Finance—0.5%
$650,000		Motiva Enterprises LLC, 0.590%, 4/23/2015	$649,766
		Sovereign—1.6%
2,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	1,998,503
		Telecommunications—0.5%
600,000	[1,2]	Bell Canada, 0.500%, 4/16/2015	599,875
		Utility Gas—0.5%
645,000	[1,2]	Northeast Utilities, 0.500%, 4/13/2015	644,892
		TOTAL COMMERCIAL PAPER	42,070,033
		CORPORATE BONDS—5.0%
		Finance - Banking—4.0%
5,037,000		Citigroup, Inc., 4.750%, 5/19/2015	5,064,927
		Finance - Retail—1.0%
1,290,000		American Express Credit Corp., 1.750%, 6/12/2015	1,293,406
		TOTAL CORPORATE BONDS	6,358,333
		NOTES - VARIABLE—13.6%[4]
		Aerospace/Auto—3.2%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.377%, 4/17/2015	2,000,000
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.265%, 6/10/2015	2,000,000
		TOTAL	4,000,000
		Finance - Banking—10.4%
2,000,000		Canadian Imperial Bank of Commerce, 0.354%, 4/24/2015	2,000,000
3,225,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.170%, 4/2/2015	3,225,000
900,000		JPMorgan Chase & Co., 0.707%, 4/23/2015	900,188
195,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003—B), (Fulton Bank, N.A. LOC), 1.000%, 4/2/2015	195,000
900,000		Natixis, 0.295%, 4/10/2015	900,000
1,000,000		Royal Bank of Canada, Montreal, 0.293%, 4/23/2015	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.302%, 4/9/2015	1,000,000
2,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	2,000,000
2,000,000		Toronto Dominion Bank, 0.267%, 4/20/2015	2,000,000
		TOTAL	13,220,188
		TOTAL NOTES—VARIABLE	17,220,188
		OTHER REPURCHASE AGREEMENTS—19.7%
		Finance - Banking—19.7%
900,000		BNP Paribas Securities Corp., 0.335%, 4/1/2015, interest in a $425,000,000 collateralized loan agreement, dated 3/31/2015, in which asset-backed securities, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $434,178,949 have been received as collateral and held with BNY Mellon as tri-party agent.	900,000
1,000,000		Citigroup Global Markets, Inc., 0.537%, 4/1/2015, interest in a $75,000,000 collateralized loan agreement, dated 3/31/2015, in which asset-backed securities, collateralized mortgage obligations and a corportate bond with a market value of $76,501,126 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
6,000,000		Credit Suisse Securities (USA) LLC, 0.162%—0.669%, 4/1/2015 - 4/23/2015, interest in a $125,000,000 collateralized loan agreement, dated 1/23/2015-3/31/2015, in which asset-backed securities and exchange-traded funds with a market value of $127,533,436 have been received as collateral and held with JPMorgan Chase as tri-party agent.	6,000,000
6,000,000		HSBC Securities (USA), Inc., 0.233%, 4/1/2015, interest in a $160,000,000 collateralized loan agreement, dated 3/31/2015, in which corporate bonds and medium-term notes with a market value of $163,205,380 have been received as collateral and held with BNY Mellon as tri-party agent.	6,000,000
2,000,000		J.P. Morgan Securities LLC, 0.345%, 4/2/2015, interest in a $250,000,000 collateralized loan agreement, dated 1/2/2015, in which asset-backed securities with a market value of $255,212,319 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
2,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.335%, 4/1/2015, interest in a $205,000,000 collateralized loan agreement, dated 3/31/2015, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $209,101,918 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
4,000,000		Mizuho Securities USA, Inc., 0.456%—1.186%, 4/1/2015 - 6/12/2015, interest in a $237,000,000 collateralized loan agreement, dated 3/16/2015 -3/18/2015, in which U.S. Government Agency securities and U.S. Treasury securities with a market value of $241,827,000 have been received as collateral and held with BNY Mellon as tri-party agent.	4,000,000
2

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$3,000,000	Wells Fargo Securities LLC, 0.456%, 4/20/2015, interest in a $200,000,000 collateralized loan agreement, dated 1/20/2015, in which corporate bonds and medium-term notes with a market value of $204,181,051 have been received as collateral and held with BNY Mellon as tri-party agent.	$3,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	24,900,000
	REPURCHASE AGREEMENTS—12.0%
	Finance - Banking—12.0%
7,409,000	Interest in $2,500,000,000 joint repurchase agreement 0.14%, dated 3/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,009,722 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/16/2046 and the market value of those underlying securities was $2,555,540,095.	7,409,000
5,000,000	Interest in $600,000,000 joint repurchase agreement 0.12%, dated 3/31/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $600,002,000 on 4/1/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2024 and the market value of those underlying securities was $612,002,882.	5,000,000
2,711,000	Interest in $1,250,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,250,005,208 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $1,275,742,541.	2,711,000
	TOTAL REPURCHASE AGREEMENTS	15,120,000
	TOTAL INVESTMENTS—100.7% (AT AMORTIZED COST)[5]	127,182,830
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(846,020)
	TOTAL NET ASSETS—100%	$126,336,810
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $32,188,959, which represented 25.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $32,188,959, which represented 25.5% of total net assets.
3	Discount rate at time of purchase.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
REGULATORY MATTERS
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
3

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
4
Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.4%
		Basic Industry - Chemicals—2.1%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$592,311
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	672,138
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	417,751
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	900,195
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,442,271
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,029,672
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	126,174
		TOTAL	5,180,512
		Basic Industry - Metals & Mining—5.5%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,110,558
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	901,875
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	761,014
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	105,980
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	587,239
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	943,925
660,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	688,050
300,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	319,500
80,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	83,600
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	235,939
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	920,828
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,023,825
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	624,312
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	287,950
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	442,990
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,214,237
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	500,037
1,570,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,578,831
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,638,890
		TOTAL	13,969,580
		Basic Industry - Paper—0.4%
150,000		Westvaco Corp., 7.65%, 3/15/2027	166,175
700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	767,234
		TOTAL	933,409
		Capital Goods - Aerospace & Defense—1.1%
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,738,239
395,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	400,185
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	333,316
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	316,379
		TOTAL	2,788,119
		Capital Goods - Building Materials—0.6%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	730,050
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	284,625
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	192,989
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	401,571
		TOTAL	1,609,235
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.5%
$1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$1,148,682
		Capital Goods - Diversified Manufacturing—1.6%
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,102,475
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	797,059
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,317,666
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	823,550
		TOTAL	4,040,750
		Capital Goods - Packaging—0.2%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	489,315
		Communications - Cable & Satellite—2.7%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,214,789
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,171,597
2,000,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	2,234,328
800,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	1,076,649
		TOTAL	6,697,363
		Communications - Media & Entertainment—2.0%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	310,770
750,000		CBS Corp., 3.70%, 8/15/2024	773,779
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	439,329
1,679,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,693,223
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	626,112
250,000		Viacom, Inc., 2.50%, 9/1/2018	254,469
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	1,000,591
		TOTAL	5,098,273
		Communications - Telecom Wireless—2.8%
780,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	795,288
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,072,906
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,515,286
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	753,545
		TOTAL	7,137,025
		Communications - Telecom Wirelines—1.9%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,090,000
730,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	761,784
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	346,445
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	645,015
1,735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,990,534
		TOTAL	4,833,778
		Consumer Cyclical - Automotive—4.1%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	502,955
700,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	708,423
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	1,342,882
1,650,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,679,886
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	876,311
420,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	428,353
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	473,522
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	927,555
1,600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,671,650
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	765,277
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,024,327
		TOTAL	10,401,141
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Leisure—0.4%
$1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	$1,121,972
		Consumer Cyclical - Lodging—0.3%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	491,737
275,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	278,404
		TOTAL	770,141
		Consumer Cyclical - Retailers—0.2%
450,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	497,434
		Consumer Cyclical - Services—0.6%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	331,360
350,000		Expedia, Inc., 4.50%, 8/15/2024	354,408
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	395,566
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	500,605
		TOTAL	1,581,939
		Consumer Non-Cyclical - Food/Beverage—2.8%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	1,005,660
1,020,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,005,799
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	516,820
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	713,262
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,056,462
1,000,000		PepsiCo, Inc., 2.25%, 1/7/2019	1,027,381
250,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	259,735
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	524,856
		TOTAL	7,109,975
		Consumer Non-Cyclical - Health Care—1.0%
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	905,978
490,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	514,265
425,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	436,448
500,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	507,321
130,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	132,751
		TOTAL	2,496,763
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	305,841
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	348,990
		TOTAL	654,831
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	835,629
		Consumer Non-Cyclical - Tobacco—0.4%
400,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	431,603
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	468,379
		TOTAL	899,982
		Energy - Independent—1.2%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	606,305
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	236,118
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,137,500
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	882,000
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	185,675
		TOTAL	3,047,598
		Energy - Integrated—2.8%
1,300,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,294,547
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,060,092
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	$677,293
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	593,710
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,359,462
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	836,160
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	912,000
225,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	241,949
		TOTAL	6,975,213
		Energy - Midstream—2.4%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	303,503
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	606,489
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	482,146
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	315,411
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,763,189
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	520,239
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,223,363
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	352,691
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	396,381
		TOTAL	5,963,412
		Energy - Oil Field Services—0.6%
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	436,423
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,051,696
		TOTAL	1,488,119
		Energy - Refining—0.7%
275,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	278,675
215,000		Valero Energy Corp., 7.50%, 4/15/2032	280,142
240,000		Valero Energy Corp., 9.375%, 3/15/2019	300,875
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	786,340
		TOTAL	1,646,032
		Financial Institution - Banking—18.9%
500,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	503,825
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,221,180
450,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	457,217
725,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	737,999
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	507,540
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,019,895
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,008,079
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	908,175
975,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	979,161
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,260,564
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	599,927
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	712,901
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	569,120
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	703,538
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	625,335
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	344,367
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,143,873
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	674,724
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	165,847
735,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,020,099
910,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	957,537
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	$551,985
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,086,289
200,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	200,882
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	406,202
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,070,451
500,000		Goldman Sachs Group, Inc., 2.60%, 4/23/2020	505,905
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 1/23/2025	1,021,674
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,842,519
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	249,899
600,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	603,773
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	254,236
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,106,895
2,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	2,015,574
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	257,601
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	415,173
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	257,175
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,546,140
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	638,962
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,133,736
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	574,149
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,287,312
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,041,789
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,236,695
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	430,131
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.9206%, 3/29/2049	1,380,000
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,422,932
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	728,657
530,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	539,070
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,322,249
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,233,741
		TOTAL	47,482,699
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	548,328
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	185,739
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	383,831
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	107,167
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	391,587
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	879,733
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	399,304
835,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	948,151
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	93,467
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	223,513
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	298,492
190,000		Stifel Financial Corp., 4.25%, 7/18/2024	194,322
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	524,105
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	461,693
		TOTAL	5,639,432
		Financial Institution - Finance Companies—3.7%
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,562,629
463,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	570,825
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$1,487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	$1,528,122
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	1,691,028
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	407,600
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,545,550
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,034,810
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,098,517
		TOTAL	9,439,081
		Financial Institution - Insurance - Life—6.0%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	947,116
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	812,182
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,262,241
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	867,638
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,212,798
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	629,720
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	313,895
1,270,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,090,439
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,603,490
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	504,445
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	526,476
310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	317,632
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	234,690
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	425,893
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,101,758
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	342,654
		TOTAL	15,193,067
		Financial Institution - Insurance - P&C—2.7%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	313,321
330,000		CNA Financial Corp., 6.50%, 8/15/2016	353,599
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	762,675
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	787,393
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,247,897
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	544,441
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,623,711
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,107,750
		TOTAL	6,740,787
		Financial Institution - REIT - Apartment—0.6%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	667,196
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	554,338
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	328,263
		TOTAL	1,549,797
		Financial Institution - REIT - Healthcare—0.6%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,114,191
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	501,730
		TOTAL	1,615,921
		Financial Institution - REIT - Office—1.8%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	476,209
680,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	716,405
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,394,184
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,821,404
		TOTAL	4,408,202
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.8%
$750,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	$779,480
600,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	646,270
163,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	192,426
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	467,597
		TOTAL	2,085,773
		Financial Institution - REIT - Retail—1.0%
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	973,095
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	457,413
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	520,668
500,000		Simon Property Group LP, 6.125%, 5/30/2018	569,980
		TOTAL	2,521,156
		Municipal Services—1.2%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,050,282
1,795,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,020,631
		TOTAL	3,070,913
		Sovereign—0.7%
560,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	574,107
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	350,526
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	737,404
		TOTAL	1,662,037
		Technology—5.4%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	505,990
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	415,194
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	965,515
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	397,782
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	247,020
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	139,871
500,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	493,959
1,200,000		BMC Software, Inc., 7.25%, 6/1/2018	1,164,000
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	471,037
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	919,718
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	314,300
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,548,168
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,068,676
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	714,727
460,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	464,382
750,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	777,453
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	789,311
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	275,965
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	203,637
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	718,960
		TOTAL	13,595,665
		Transportation - Airlines—1.1%
159,347		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	174,772
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,470,697
		TOTAL	2,645,469
		Transportation - Railroads—1.5%
82,669		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	92,693
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,169,571
1,250,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,235,395
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$750,000		Union Pacific Corp., 2.95%, 1/15/2023	$775,928
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	324,926
150,000		Union Pacific Corp., Sr. Unsecd. Note, 3.75%, 3/15/2024	164,026
		TOTAL	3,762,539
		Transportation - Services—1.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,900,039
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	620,449
1,120,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,168,541
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	432,618
625,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	652,950
		TOTAL	4,774,597
		Utility - Electric—5.1%
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	888,799
1,219,303		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,303,472
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,065,250
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,357,945
550,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	581,228
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	578,007
220,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	245,214
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	263,173
664,978	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	700,698
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	911,512
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	375,411
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	501,294
1,090,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,189,170
235,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	238,332
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	455,105
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	260,571
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	865,062
66,915		Waterford 3 Funding Corp., 8.09%, 1/2/2017	66,938
		TOTAL	12,847,181
		Utility - Natural Gas—1.7%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,052,020
1,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,604,851
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,259,118
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	305,945
		TOTAL	4,221,934
		TOTAL CORPORATE BONDS (IDENTIFIED COST $228,571,587)	242,672,472
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,580		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,921
		Federal National Mortgage Association—0.0%
93		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	106
		Government National Mortgage Association—0.1%
3,982		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	4,637
5,244		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	6,091
6,754		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,946
10,106		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	11,748
14,438		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	16,783
8

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,176		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	$1,331
10,208		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	12,076
2,904		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	3,403
6,335		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	7,509
21,270		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	25,010
18,102		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	21,323
36,586		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	43,125
1,642		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,933
5,804		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,075
		TOTAL	169,990
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $146,379)	172,017
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $410,000)	362,932
		COLLATERALIZED MORTGAGE OBLIGATION—0.6%
		Commercial Mortgage—0.6%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.5319%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,516,444
		FOREIGN GOVERNMENT/AGENCIES—0.5%
		Sovereign—0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	238,725
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,020,375
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $1,123,215)	1,259,100
		U.S. TREASURY—0.2%
		U.S. Treasury Notes—0.2%
600,000		United States Treasury Note, 1.50%, 8/31/2018 (IDENTIFIED COST $601,250)	609,094
		REPURCHASE AGREEMENT—1.0%
2,547,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486. (AT COST)	2,547,000
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $234,887,751)[3]	249,139,059
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	2,679,013
		TOTAL NET ASSETS—100%	$251,818,072
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 5-Year Long Futures	168	$20,195,438	June 2015	$201,747
5U.S. Treasury Long Bond Short Futures	90	$14,748,750	June 2015	$(295,393)
5U.S. Treasury Ultra Bond Short Futures	38	$6,455,250	June 2015	$(122,398)
5U.S. Treasury Note 2-Year Short Futures	100	$21,915,625	June 2015	$(92,083)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(308,127)
The average notional value of long and short futures contracts held by the Fund throughout the period was $25,841,563 and $51,485,453, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
9

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $52,571,409, which represented 20.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $51,106,783, which represented 20.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,121,972
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$342,654
3	At March 31, 2015, the cost of investments for federal tax purposes was $234,887,751. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $14,251,308. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,158,283 and net unrealized depreciation from investments for those securities having an excess of cost over value of $906,975.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services
10

offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$242,672,472	$—	$242,672,472
Mortgage-Backed Securities	—	172,017	—	172,017
Municipal Bond	—	362,932	—	362,932
Collateralized Mortgage Obligation	—	1,516,444	—	1,516,444
Foreign Government/Agencies	—	1,259,100	—	1,259,100
U.S. Treasury	—	609,094	—	609,094
Repurchase Agreement	—	2,547,000	—	2,547,000
TOTAL SECURITIES	$—	$249,139,059	$—	$249,139,059
OTHER FINANCIAL INSTRUMENTS*	$(308,127)	$—	$—	$(308,127)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11
Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—16.0%
		U.S. Treasury Bonds—2.6%
$750,000		2.500%, 2/15/2045	$743,144
1,000,000		2.750%, 8/15/2042	1,039,473
1,250,000		3.000%, 11/15/2044	1,369,092
1,500,000		3.375%, 5/15/2044	1,757,285
		TOTAL	4,908,994
		U.S. Treasury Notes—13.4%
5,000,000		0.500%, 8/31/2016	5,005,689
2,000,000		0.875%, 7/31/2019	1,967,480
2,000,000		1.375%, 2/29/2020	2,000,313
2,000,000	[1]	1.500%, 8/31/2018	2,030,312
4,500,000	[2]	2.000%, 2/15/2023 - 2/15/2025	4,561,963
2,000,000		2.375%, 8/15/2024	2,078,683
1,500,000		2.750%, 2/15/2024	1,607,300
5,500,000	[2]	3.125%, 5/15/2021	5,985,923
		TOTAL	25,237,663
		TOTAL U.S. TREASURY (IDENTIFIED COST $28,916,909)	30,146,657
		GOVERNMENT AGENCIES—3.8%
		Federal Farm Credit System—0.7%
1,000,000		5.750%, 12/7/2028	1,325,166
		Federal Home Loan Bank System—0.9%
1,100,000		7.125%, 2/15/2030	1,637,115
		Federal Home Loan Mortgage Corporation—0.9%
1,500,000		5.625%, 11/23/2035	1,553,984
72,000		6.750%, 9/15/2029	108,031
		TOTAL	1,662,015
		Tennessee Valley Authority Bonds—1.3%
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,410,725
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,627,336)	7,035,021
		MORTGAGE-BACKED SECURITIES—47.2%
		Federal Home Loan Mortgage Corporation—17.6%
2,592,681		3.000%, 8/1/2043	2,650,683
5,803,200		3.500%, 4/1/2042 - 9/1/2043	6,101,798
5,725,719		4.000%, 12/1/2041 - 1/1/2042	6,142,497
6,850,463		4.500%, 6/1/2019 - 4/1/2041	7,449,843
3,486,192		5.000%, 7/1/2019 - 6/1/2040	3,842,000
4,266,215		5.500%, 12/1/2020 - 3/1/2040	4,809,220
1,290,662		6.000%, 4/1/2016 - 7/1/2037	1,472,893
231,331		6.500%, 6/1/2022 - 5/1/2031	266,660
311,617		7.000%, 12/1/2029 - 4/1/2032	368,200
72,332		7.500%, 12/1/2030 - 1/1/2031	87,047
9,795		8.500%, 5/1/2030	12,210
3,405		9.000%, 2/1/2025 - 5/1/2025	4,090
		TOTAL	33,207,141
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—17.7%
$7,364,201		3.500%, 8/1/2042 - 9/1/2042	$7,773,447
9,737,192		4.000%, 2/1/2041 - 4/1/2042	10,450,136
7,763,997		4.500%, 12/1/2019 - 2/1/2042	8,506,356
1,791,622		5.000%, 7/1/2034 - 7/1/2040	1,999,080
1,360,495		5.500%, 11/1/2021 - 4/1/2036	1,533,523
2,093,660		6.000%, 4/1/2016 - 3/1/2038	2,377,539
194,748		6.500%, 6/1/2029 - 11/1/2035	227,689
297,246		7.000%, 2/1/2024 - 4/1/2032	350,935
12,512		7.500%, 8/1/2028 - 2/1/2030	14,960
12,079		8.000%, 7/1/2030	14,783
		TOTAL	33,248,448
		Government Agency—1.2%
2,284,599	[3,4]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	2,214,399
		Government National Mortgage Association—10.7%
2,000,000	[5]	3.000%, 4/20/2045	2,060,053
7,067,386		3.500%, 6/15/2042	7,460,233
5,554,756		4.500%, 6/20/2039 - 8/20/2040	6,113,243
890,588		5.000%, 7/15/2034	1,004,024
2,295,740		6.000%, 4/15/2032 - 7/20/2038	2,645,065
671,545		6.500%, 12/15/2023 - 5/15/2032	791,160
22,365		7.500%, 10/15/2029 - 3/20/2030	27,160
2,568		8.000%, 4/15/2030	3,102
		TOTAL	20,104,040
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $83,474,133)	88,774,028
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.3%
		Non-Agency Mortgage-Backed Securities—7.3%
973,368		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	977,882
926,570		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	853,305
284,431		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	252,337
803,768	[3,4]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	803,173
2,322,492	[3,4]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	2,304,524
902,064	[3,4]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	921,708
1,676,657	[3,4]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,708,569
269,659		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	265,585
46,799		Sequoia Mortgage Trust 2010-H1, Class A1, 1.992%, 2/25/2040	47,155
126,841		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	126,728
669,560		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	685,123
1,163,971	[3,4]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,211,347
2,322,459	[3,4]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,366,922
1,321,186		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,158,411
		TOTAL	13,682,769
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,882,094)	13,682,769
		COMMERCIAL MORTGAGE-BACKED SECURITIES—22.1%
		Agency Commercial Mortgage-Backed Securities—15.4%
2,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,067,733
4,000,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	4,166,706
2,485,570		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	2,604,145
2,526,467		FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	2,571,330
6,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,211,846
2

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$2,912,000	[3,4]	FREMF Mortgage Trust 2011-K701, Class B, 4.287%, 7/25/2048	$3,077,747
2,500,000	[3,4]	FREMF Mortgage Trust 2013-K25, 3.618%, 11/25/2045	2,580,636
2,750,000	[3,4]	FREMF Mortgage Trust 2013-K502, Class B, 2.723%, 3/25/2045	2,791,440
1,410,000	[3,4]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	1,448,199
1,392,815		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	1,399,665
		TOTAL	28,919,447
		Non-Agency Commercial Mortgage-Backed Securities—6.7%
1,538,697	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	1,550,289
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,438,101
2,141,908	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,192,024
2,208,535	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,255,044
1,739,311	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	1,751,969
1,484,069	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,515,235
		TOTAL	12,702,662
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,985,003)	41,622,109
		ASSET-BACKED SECURITY—0.9%
		Auto Receivables—0.9%
1,725,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020 (IDENTIFIED COST $1,717,116)	1,722,851
		REPURCHASE AGREEMENTS—6.8%
4,694,000	[6]	Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486.	4,694,000
6,067,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486 (purchased with proceeds from securities lending collateral).	6,067,000
2,047,000	[7]	Interest in $120,000,000 joint repurchase agreement 0.08%, dated 3/23/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $120,008,000 on 4/22/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $122,475,937.	2,047,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	12,808,000
		TOTAL INVESTMENTS—104.1% (IDENTIFIED COST $187,410,591)[8]	195,791,435
		OTHER ASSETS AND LIABILITIES - NET—(4.1)%[9]	(7,691,971)
		TOTAL NET ASSETS—100%	$188,099,464
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
10U.S. Treasury Note 2-Year Short Futures	45	$9,862,031	June 2015	$(41,438)
The average notional value of short futures contracts held by the Fund throughout the period was $12,905,115. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
3

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$5,903,823	$6,067,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $30,693,225, which represented 16.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2015, these liquid restricted securities amounted to $30,693,225, which represented 16.3% of total net assets.
5	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
6	All or a portion of this security is segregated pending settlement of dollar-roll transactions.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	At March 31, 2015, the cost of investments for federal tax purposes was $187,410,591. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,380,844. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,902,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $521,368.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$30,146,657	$—	$30,146,657
Government Agencies	—	7,035,021	—	7,035,021
Mortgage-Backed Securities	—	88,774,028	—	88,774,028
Collateralized Mortgage Obligations	—	13,682,769	—	13,682,769
Commercial Mortgage-Backed Securities	—	41,622,109	—	41,622,109
Asset-Backed Security	—	1,722,851	—	1,722,851
Repurchase Agreements	—	12,808,000	—	12,808,000
TOTAL SECURITIES	$—	$195,791,435	$—	$195,791,435
OTHER FINANCIAL INSTRUMENTS[1]	$(41,438)	$—	$—	$(41,438)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015